1. Description of Business and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Sources Of Capital
	March 31, 2015	December 31, 2014
Capital Source
Purchase and sale agreement (executed December 24, 2014) with 1st Financial Bank USA (“Loan Purchaser”) which buys portions of some of our loans (those purchases are accounted for as a secured line of credit)	$599	$–
Secured line of credit from affiliates	–	–
Unsecured Notes through our Notes offer	5,668	5,427
Other unsecured debt	–	375
Preferred equity	1,000	1,000
Common equity	1,999	2,057

Total	$9,266	$8,859

	December 31, 2014	December 31, 2013
Capital Source
Purchase and sale agreement (executed December 24, 2014) with the Loan Purchaser which buys portions of some of our loans (those purchases are accounted for as a secured line of credit)	$–	$–
Secured line of credit from affiliates	–	–
Unsecured Notes through our Notes offer	5,427	1,739
Other unsecured debt	375	1,500
Preferred equity	1,000	–
Common equity	2,057	1,904

Total	$8,859	$5,143